SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                / /
                                                                       --

         Pre-Effective Amendment No.                                  / /
                                     -------                          --
         Post-Effective Amendment No.    5                            /X/
                                      -------                         --

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      / /
                                                                     --

         Amendment No.    7                                         /X/
                       -------                                      --

                        (Check appropriate box or boxes.)

                  Khan Funds- FILE NOS. 333-12597 and 811-7829
                           714 FM 1960 West Suite 201,
                                Houston, TX 77090
                (Address of Principal Executive Offices) Zip Code
               (Exact Name of Registrant as Specified in Charter)
       Registrant's Telephone Number, including Area Code: 1-888-217-5426
                                 --------------
            Sardar D. Khan, 714 FM West Suite 201, Houston, TX 77090
      --------------------------------------------------------------------
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Offering:

It is proposed that this filing will become effective:

/X/ immediately upon filing pursuant to paragraph (b)

/ / on pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)

/ / on (date) pursuant to paragraph (a)(1)

/ / 75 days after filing pursuant to paragraph (a)(2)

/ / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               [GRAPHIC OMITTED]

KHAN GROWTH FUND
714 FM 1960 West Suite 201
Houston, TX 77090
Phone 1-888-217-Khan
E Mail - khanfunds@aol.com
Home Page: www.khanfunds.com





Contents

                         The Fund                           Page
----------------------------------------------------------------
Investment Objectives and Principal Strategies................2
Main Risk ....................................................2
Past Performance .............................................3
Fees & Expenses ..............................................4
Management ...................................................4
     The Advisor .............................................4
     The Administrator .......................................4
     Shareholder Service Plan ................................4
     The Custodian and Transfer Agent ........................5
Financial Highlights..........................................5

                         Your account
----------------------------------------------------------------
Your Account .................................................6
     Account policies ........................................6
     Instruction for IRAs ....................................6
     Ways To Set Up Your Account .............................6
     How to buy shares .......................................6
     How to Sell Shares ......................................7
     Shareholder and Account Policies ........................9
Distributions and Taxes ......................................10
General Information ..........................................11
Notice of Privacy Policies and Procedures.....................12

                         For more information
----------------------------------------------------------------

For more information .................................Back Cover

Khan Growth Fund    The Fund

Investment Objectives and Principal Strategies

The Fund's primary objective is to provide you with long-term capital growth consistent with the preservation of capital. Current income is a secondary objective. The Fund invests primarily in the common stock of large capitalization companies (companies having a market capitalization exceeding $ 5 billion) which the Fund's Advisor believes have potential to experience above average and predictable earning growth. The Fund usually employs a" buy and hold" strategy, which results in reduced turnover and sells when there is a fundamental change in a company's business or when stock values do not appreciate as expected by the Advisor. This strategy reduces trading costs and minimizes tax liability by limiting the distribution of capital gains. The Advisor also seeks to identify those issuers which it considers undervalued by the stock market in the terms of current earnings, assets or growth prospects. These companies will include those that the Advisor believes have new or innovative products, services or processes which can enhance prospect for growth in future earnings. The Fund invests at least 80% of the value of its net assets in common stocks.

During normal market conditions, the Fund may invest up to 20% of the value of its net assets in short to intermediate term investment grade debt securities of the United States and its agencies and instrumentalities. Short to intermediate-term will range from daily cash equivalents to 10 year treasury notes. All debt securities held by the Fund will be rated investment grade at the time of purchase by an established rating agency (e.g. AAA, AA, A or BBB by Standard & Poor's Corporation, or Aaa, Aa, A or Baa by Moody's Investors Service, Inc.) or, if unrated, will be determined to be of comparable quality by the Advisor.

The Fund may invest in short-term investments primarily money market securities to maintain liquidity for redemptions and during the periods when attractive investments are not available.

Under adverse market conditions, the fund could invest some or all of its assets in money market securities. The fund would do this only in seeking to avoid losses. During adverse market conditions the Fund may not achieve its investment objectives.

Main Risks

Stocks can fluctuate in price and their value can go down, which means that you could lose money. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing only the small companies or value stocks). Moreover, since the Fund holds large positions in a relatively small number of stocks, it can be more volatile when the large capitalization sector of the market is out of favor with investors. Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met stock value can decline even if there is an increase in earnings. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Interest rate risk, credit risk, maturity risk, pre-payment risk and income risk are all factors associated with market conditions can adversely affect the value of the Fund's equity and debt holdings and thus performance of the Fund.

Past Performance

The two tables below provide the Fund's annual returns and its long-term performance. The first table shows you how the Fund performed annually since the inception. The second compares the Fund's performance over time to that of the S&P 500, a widely recognized unmanaged index of stock performance. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future. Investment return and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

This Fund is a professionally managed pooled investment, which gives you an opportunity to participate in financial markets. It strives to achieve its stated goal, but like any other mutual fund it cannot offer guaranteed results. An investment in this Fund is not a bank deposit. It is not insured or guaranteed by FDIC or any other government agency. It is not a complete investment program. You could lose money in this Fund.

The following information illustrates how the Fund's performance has varied over time. The bar chart depicts the change in the Fund's performance from year-to-year during the periods indicated. The tables compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The chart and table provide some indication of the risks of investing in the Fund.

Khan Growth Fund

[GRAPH OMITTED]

               Best Quarter    4th Quarter 99.... 24.07%
               Worst Quarter 4th Quarter 00....( 29.80%


* Since date of inception 7/9/1997....

           Average annual total return for the period ended 12/31/2001
           -----------------------------------------------------------
                             1 Year Return         Since Inception* (7/9/97)
                             -------------         -------------------------
Khan Growth Fund
  - Return Before Taxes        (36.68 %)                   (6.34 %)
  - Return After  Taxes on     (39.93 %)                   (7.78 %)
      Distributions

S&P 500
  - Return (reflects no        (11.88 %)                    6.60 %
      deduction for [fees,
      expenses, or taxes)


o S&P 500 Index: an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy. The

o    S&P 500 is often  considered a proxy for the stock market in general.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold the shares of the Fund.

                                    Fee Table
                                    ---------

Shareholder Fees (fees paid directly from your investment).........None**
Annual Fund operating expenses (expenses that are
  deducted from Fund's assets) % of average daily net assets
Management fee.....................................................0.75%
Distribution (and/or) 12b-1........................................None
Other Expenses
Administration fee.................................................0.25%
Shareholder Service Plan Fee.......................................0.25%
Other Expenses.....................................................1.98%
                                                                   -----
Total Other Expenses...............................................2.48%
                                                                   -----
Total Annual Fund Operating Expenses...............................3.23%***
                                                                   ========

*    The Fund will charge a $13.00 fee to transmit a redemption payment by wire.

*** Khan Investment Inc. has voluntarily agreed to reimburse the Fund for any ordinary operating expenses in excess of 2% of average net assets annually. This voluntary reimbursement can be terminated at any time.

Expense example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, includes reinvestment of dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

                1 Year      3 Years       5 Years        10 Years
                ------      -------       -------        --------
                 326          995          1688            3531

                                   MANAGEMENT
The Advisor

Khan Investment Inc., 714 FM 1960 West Suite 201 Houston, Texas 77090, acts as the Advisor to the Fund. The Advisor is a Texas corporation that was organized to act as the Fund's investment advisor. Sardar D. Khan, its President, controls the Advisor and he has managed the Fund's investment portfolio since its inception. Faisal D. Khan, its Vice President, joined the Advisor in January of 1997 and works as a Securities Analyst and supervises the administration of the Fund.

Management Fee - Subject to the direction and control of the Trustees and consistent with the investment objectives and policies of the Fund, the Advisor formulates and implements an investment program for the Fund, including determining which securities should be bought and sold. The Advisor also provides officers for the Fund. For its services, the Advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund.

Operating Expenses - The Fund is responsible for paying its operating expenses, including but not limited to management and administrative fees, legal and auditing fees, fees and expenses of its custodian, accounting and shareholder servicing fees, trustees fees, the cost of communicating with shareholders and registration fees. The Advisor has voluntarily agreed to limit the Fund's operating expenses to 2.00% (including management and administrative fees) of its average annual net assets however reimbursement can be discontinued by the Advisor at any time.

Brokerage - In placing portfolio transactions, the Advisor uses its best effort to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available are considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors such as research material.

The Advisor may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

The Administrator

Khan Investment Inc. also acts as the Fund's Administrator, subject to the direction and control of the Trustees. In this capacity, the Administrator is responsible for providing bookkeeping and administrative services to the Fund. For its services, the Administrator receives a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Fund.

Shareholder Service Plan

The Trust has adopted a Shareholder Service Plan under which the Fund may pay to broker-dealers and others an annual fee of up to 0.25% of the Fund's average daily net assets for the provision of support services to their clients who are shareholders of the Fund. Such services include establishing and maintaining accounts and records relating to their clients' investments in shares of the Fund, preparing tax reports, assisting clients in processing account designations and redemption requests, and responding to client inquiries concerning their investments.

The Custodian and Transfer Agent

Firstar Bank, located at 425 Walnut Street, M.L.6118, Cincinnati, Ohio 45201,is the Fund's custodian ("Custodian"). Mutual Shareholder Services, Inc., 8869 Brecksville Rd #C in Brecksville, Ohio 44141, acts as the Fund's transfer agent and dividend disbursing agent.

                              FINANCIAL HIGHLIGHTS
               (For the share outstanding throughout each period)

The following financial highlight table is intended to help you understand the Fund's financial performance for the period July 9, 1997** to December 31, 2001. Certain information reflects financial results for the single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information, for the years ending December 31, 1998 through 2001, have been audited by Tait, Weller, & Baker whose report, along with the Fund's financial statements are included in the Statement of Additional Information or annual report, which is available upon request. The information for the period ending December 31, 1997 has been audited by other auditors.

                         Year      Year      Year      Year      July 9, 1997**
                         December  December  December  December  to December
                         31, 2001  31, 2000  31, 1999  31, 1998  31, 1997
                         --------  --------  --------  --------  --------
Net asset value,
  beginning of the
  period:                 $5.77     $8.58     $6.86     $5.18     $5.00
Income from investment
  operations:

  Net investment loss     (0.04)    (0.12)    (0.07)    (0.02)    (0.01)(a)
  Net realized and
    unrealized gain/
    loss on investment    (2.07)    (2.65)     1.86      1.73      0.19
                          -----     ------     ----      ----      ----
  Total from investment
    operations            (2.11)    (2.77)     1.79      1.71      0.18
                          ------    ------     ----      ----      ----

Less distributions from
  realized gains          (2.11)    (0.04)    (0.07)    (0.03)      0

  Net asset value, end
    of period             $2.78     $5.77     $8.58     $6.86     $5.18
                          =====     =====     =====     =====     =====

  Total return           (36.68)%  (32.32)%   26.06%    33.21%     3.60%
  Net assets, end of
    period (000's
    omitted)              $2,279    $3,764    $4,460    $2,593    $1,150
  Ratio of expenses to
    average net assets:
      After fee waivers
       and reimbursements  2.00%     2.00%     2.00%     2.00%     2.00%*
      Before fee waivers
       and reimbursements  3.23%     2.26%     3.12%     5.38%     6.30%
  Ratio of net investment
    loss to average net
    assets:
      After fee waivers
       and reimbursements (1.10)%   (1.59)%   (1.06)%   (0.62)%   (0.25)%*
      Before fee waivers
       and reimbursements (2.33)%   (1.85)%   (2.18)%   (4.00)%   (8.89)%*

Portfolio turnover rate   89.37%   133.49%    44.48%    31.21%    18.81%


Financial Foot Notes:

(a)  Calculated using averaged shares outstanding

*    Annualized

**   Commencement of operations

                                  YOUR ACCOUNT

ACCOUNT POLICIES

Buying the shares

There are no sales charges to invest in this Fund. The price for the Fund shares is the Fund's net asset value per share (NAV), which is calculated as of the close of trading on the New York Stock Exchange (Usually by 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is received in good form by the Fund. The Fund's investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Fund's board.

        Concepts to understand
        ----------------------

          Traditional IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

          Spousal IRA: an IRA funded by a working spouse in the name of a non working spouse.

          Roth IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

          Education IRA: an IRA with nondeductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

          For more complete IRA information, consult your tax professional.

        Minimum Investments

                                Initial         Additional
                                -------         ----------

        Regular Accounts        $2,000          $250
        Traditional IRA's       $2,000          $250
        Spousal IRA's           $2,000          $250
        Roth IRA's              $2,000          $250
        Educational IRA's       $2,000          $250
        Automatic Investment
              Plan              $2,000          $250

How to set up your account:

You may set up an account with the Fund in one of the following ways:

* Individual or Joint Ownership -For your general investment needs Individual accounts are owned by one person. Joint accounts can have two or more owners.

* Retirement-To defer taxes on your retirement savings. Retirement plans allow individuals to defer taxes on investment income and capital gains. Contributions to these accounts may be tax deductible. Retirement accounts require another application.

How to Buy Shares

You can open a new account by mailing in an application with a check for $2,000 or more. After your account is open, you may add to it by:
* mailing a check or money order along with the form at the bottom of your account statement, or a letter;
* moving money from your bank account by telephone provided you have elected this privilege on your new account application; * wiring money from your bank; or
*    making automatic investments.

Because it is very expensive for the Fund to maintain small accounts (and that cost is borne by all shareholders), the Fund reserves the right to close your account if the value is less than $2,000, unless the decrease in value is solely due to market factors. Before closing a small account, the Fund will notify you and allow you at least 30 days to bring the value of the account up to the minimum.

The following table summarizes the various ways to buy shares of the Fund, either initially when an account is opened or subsequently:


    MAIL

    To open an account:                     To add to an account:
    -------------------                     --------------------
    Complete and sign the new account       Make your check or money order
    application. Make your check or         payable to "Khan Funds".  Put your
    money order payable to "Khan Funds"     account number on the check.
    Mail your application and check to:     Mail your check to:
    Khan Funds                              Khan Funds
    C/O Mutual Shareholder Services         C/O Mutual Shareholder Services
    8869 Brecksville Rd #C                  8869 Brecksville Rd #C
    Brecksville, Ohio 44141                 Brecksville, Ohio 44141
    ----------------------------------------------------------------------------
    Phone  1-888-217-KHAN

    To open an account:                     To add to an account:
    -------------------                     --------------------
    You may not open a new account by       If you did not elect the telephone
    phone. You may establish the            transaction option on your new
    telephone transaction option when       account application, complete the
    you open an account by electing the     shareholders option to make
    option on your new account              investments by phone for amounts
    application.                            from $250 to $25,000.
    ----------------------------------------------------------------------------
    WIRE

    To open an account:                     To add to an account:
    -------------------                     ---------------------
    Call 1-888-217-KHAN for opening an      Call  1-888-217-KHAN  for
    account and wiring instructions.        instructions on how to add to your
                                            account.
    ----------------------------------------------------------------------------
    AUTOMATIC INVESTMENT PLAN

                                            To add to an account:
    Sign up for the Automatic Investment    --------------------
    Plan when you open your account. The    Sign up for the Automatic Investment
    minimum initial investment will be      Plan on the shareholder option form
    $2,000. Subsequent minimum investment   or call for instructions on how to
    is $250.                                add to your existing account.
    ----------------------------------------------------------------------------

How to Sell Shares

Mail your request to
         Khan Funds
         C/O Mutual Shareholder Services
         8869 Brecksville Rd #C
         Brecksville, Ohio 44141

         Limitations on selling the shares by phone:
         Proceeds sent by:
                        Minimum        Maximum every 30 day
                        -------        --------------------
            Check       No minimum     None
            Wire        1,000          None

All redemptions by phone over $5,000 must be followed by fax by 4 p.m. EST otherwise your order will not be honored.

Certain redemption requests must include a signature guarantee, designed to protect you and the Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations applies:

*    You wish to redeem more than $25,000 worth of shares;
*    You add/change your name or add/remove an owner on your account;
*    You add/change the beneficiary on your account;
* The check is being mailed to an address different from the address on your account (record address);
*    The check is being made payable to someone other than the account owner;
*    When you add the telephone redemption option to your existing account; or
*    If you transfer the ownership of your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

The following table summarizes the procedures for selling shares that you own:

    MAIL

    SPECIAL REQUIREMENTS                  The letter of instruction must be
    Individual Joint Owners, Sole         signed by all persons required to sign
    Proprietorships, UGMA,UTMA            for account transactions (usually, all
                                          owners of the account)exactly as their
                                          names appear on the account.

    Trust                                 The letter of instruction must include
                                          the signatures of all trustees.

                                          Redemption over $25,000 must have
                                          signature guarantee.
    ----------------------------------------------------------------------------
    PHONE 1-888-217-KHAN

    All accounts except IRAs:             You automatically have the telephone
                                          redemption option (which allows you to
                                          redeem at least $1000 and up to $5000
                                          worth of shares per day by phone)
                                          unless you declined it on your new
                                          account application.

                                          Phone redemption of amounts more than
                                          $5,000 must be followed up with a fax
                                          by 4:00pm Eastern Time on the same day
                                          otherwise your order will not be
                                          accepted.

                                          If you declined the telephone
                                          redemption option, call 1-800-217-
                                          KHAN for instructions on how to add
                                          to it.
    ----------------------------------------------------------------------------
    WIRE

    All accounts except IRAs:             For a $13.00 fee, the Fund will
                                          transmit payment by wire to a pre-
                                          authorized bank account. Usually, the
                                          proceeds will arrive at your bank the
                                          next business day.
    ----------------------------------------------------------------------------

    SYSTEMATIC WITHDRAWALS

    (All accounts except IRAs)            Sign up for systematic withdrawals
                                          (distributions from your account at
                                          regular intervals in specified dollar
                                          amounts of at least $250) by calling
                                          1-888-217-KHAN for instructions on how
                                          to add this option.

                                          You must have $ 5,000 in your account
                                          before you are eligible to sign up for
                                          this option. If the amount in your
                                          account is not sufficient to meet a
                                          withdrawal, the remaining amount in
                                          the account will be redeemed.

Shareholder and Account Policies

Statements and Reports - Statements and reports that the Fund sends to you include:

* Confirmation statements (after every transaction in your account or change in your account registration);
*    Account statements (quarterly);
* Annual and semi-annual reports with financial statements; and Year-end tax statements.

We recommend that you keep each quarterly account statement and, especially, each calendar year-end statement with your other important financial papers since you may need to refer to them at a later date for tax purposes. If you need copies of current or preceding year statements, call 1-888-217-KHAN. Copies of statements for earlier years are available and are subject to a $10 processing fee.

Share Price - The Fund is open for business each day the New York Stock Exchange ("NYSE") is open. The offering price (price to buy one share) and redemption price (price to sell one share) is the Fund's net asset value per share calculated at the next Closing Time after receipt of your purchase or redemption order. Closing Time is the time of the close of regular session trading on the NYSE, which is usually 4:00 p.m. Eastern Standard time, but is sometimes earlier.

The Fund's net asset value per share is the value of a single share, and is computed each day the Fund is open for business as of 4:00 p.m. Eastern time, by adding up the value of the Fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.

Fund securities and assets are valued primarily on the basis of market quotations from the primary market in which they are traded or, if quotations are not readily available, by a method that the board of trustees believes accurately reflects a fair value.

Purchases -
* All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
*    The Fund does not accept cash, credit cards or third-party checks.
* If your check or telephone purchase order does not clear, your purchase will be canceled and you will be liable for any losses or fees the Fund or its transfer agent incurs.
* Your ability to make automatic investments and telephone purchases may be immediately terminated if any item is unpaid by your financial institution.
*    The Fund reserves the right to reject any purchase order.
* The Fund may refuse any purchase that could adversely affect the Fund or its operations, including those from any individual or group who, in the Fund's view, is likely to engage in excessive trading.

Redemption -

* Normally, redemption proceeds will be mailed within seven days after receipt of the request for redemption.

* The Fund may withhold payment on a redemption for the shares that were recently purchased by check until the Fund is reasonably satisfied that the check has cleared, which can take up to fifteen days.

* The Fund also reserves the right to make a "redemption in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect fund operation (for example, if it represents more than 1% of the Fund's assets).

* If you make a telephone redemption, the Fund will send payment for your redemption in one of three ways: ( i ) by mail; (ii) by Electronic Fund Transfer (EFT) to a pre-authorized bank account; or (iii) to your bank account by wire transfer. The cost of the wire (currently $13.00) will be deducted from the payment. Your bank also may impose a fee for the incoming wire. Payment by EFT will usually arrive at your bank within two banking days after your call. Payment by wire is usually credited to your bank account on the next business day after your call.

* Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than customary closings on weekends or holidays), when trading on the NYSE is restricted, during an emergency when it may not be reasonably practicable for the Fund to dispose of the securities it owns or for the Fund's trustees to determine the fair value of the net assets of the Fund, or as permitted by the SEC.

If the Fund sends you a check (paying for a redemption, systematic withdrawal payment, or a dividend or capital gain distribution you elected to receive in cash) and the check is returned "undeliverable" or remains un-cashed for six months, the check will be canceled and the proceeds will be reinvested in the Fund at the net asset value per share on the date of cancellation. In addition, after that six-month period, your systematic withdrawal payments will be canceled and future withdrawals will be allowed only when requested, or your cash election will automatically be changed and future dividends and distributions will be reinvested in your account.

Third Party  Investments

If you invest through a third party (rather than directly with Fund), policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisors and financial supermarkets may charge transaction fees and may set up different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.

Account Registration - Address changes for your account may be made by writing us a letter or by calling us at 1-888-217-KHAN. The Fund will send a written confirmation of the change to both your old and new addresses. No telephone redemptions may be made for 60 days after a change of address by phone. During those 60 days, a signature guarantee will be required for any written redemption request, unless your change of address was made in writing with a signature guarantee.

Telephone Transactions- You may initiate many transactions, including purchases and redemptions, by telephone. The Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable procedures designed to verify the identity of the caller. Those procedures may include recording the call, requesting additional information, and faxing written confirmation of telephone transactions. If the Fund fails to follow such reasonable procedures, the Fund may be responsible for resulting losses.

You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement. If you are unable to reach the Fund by phone (for example, during periods of unusual market activity), consider placing your order by mail.

                             DISTRIBUTIONS AND TAXES

The Fund intends to distribute substantially all of its net income and capital gains to shareholders at least annually. Your distributions will be reinvested in the Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

Fund dividends and distributions are taxable to most investors (unless your investment is in IRA or other tax-advantage account). The tax status of any distribution is the same regardless of how long you have been in the Fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:

Taxes on transactions

Except in tax-advantage accounts, any sale may generate a tax liability. Tax-deferred accounts do not generate a tax liability. The table can provide a guide for the potential tax liability when selling Fund's shares. "Short-term capital gains" applies to Fund shares sold up to 12 months after buying them "Long-term capital gains" applies to shares held for more than 12 months.

The tax status of the distributions for each calendar Year will be detailed in your annual tax statement annual tax statement from the Fund. Because every-one's tax situation is unique, always consult your tax advisor about federal, state and local tax consequences.

When you sign your account application, you will be asked to certify that your Social Security or tax- payer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you fail to comply with applicable IRS regulations, including the certification procedures described above, the IRS can require the Fund to withhold 31% of your taxable distributions and redemptions.

                Taxability of distributions

                Type of distributions       Tax rate
                ---------------------       --------
                Income &                    Ordinary
                dividends                   income rate

                Short-term                  Ordinary
                Capital gains               income rate

                Long-term                   Long term
                Capital Gains               capital Gain rate


                               GENERAL INFORMATION

This Prospectus offers shares of the Fund, a portfolio or series of Khan Funds, an open-end management investment company which was formed under Delaware Law on September 17, 1996 as a business trust (the "Trust"). All shares of the Fund participate equally in dividends and other distributions declared by the board of trustees, and all shares of the Fund have equal rights in the event of liquidation of the Fund. Shares of the Fund have no preemptive, conversion or subscription rights. The Khan Growth Fund ("the Fund") is a diversified series of Khan Funds, and is designed for long-term investors who seek growth of capital and can tolerate the greater risks associated with common stock investment.

The Trust is governed by board of trustees, which is responsible for protecting the interests of the shareholders of the Fund. The trustees meet at regular intervals to oversee the activities of the Fund, review contractual arrangements with companies that provide services to the Fund, and review performance. Trustees who are not affiliated with Khan Investment Inc., the Fund's investment advisor (the "Advisor"), have been included on the board to safeguard the interests of the Fund's shareholders.

The Fund does not hold annual shareholders meetings. There normally will be no meetings of shareholders to elect the trustees unless less than majority of the trustees holding office have been elected by shareholders. Shareholders of record holding at least two-thirds of the outstanding shares of the Fund may remove a trustee by votes cast in person or by proxy at a meeting called for that purpose. The trustees are required to call a meeting of shareholder for the purpose of voting upon the question of removal of any trustee when so requested in writing by the shareholders of record owning at least 10% of the Fund's outstanding shares. Each share of the Fund has equal voting rights. Each share of the Fund is entitled to participate equally in dividends and distributions and the proceeds of any liquidation.

No person has been authorized to give any information or to make any representations in connection with the offer of Fund shares, other than as contained in this Prospectus and the Fund's official sales literature. Therefore, other information and representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any State in which, or to any person by whom, such offering may not lawfully be made.

                    NOTICE OF PRIVACY POLICIES AND PROCEDURES

We collect non-public personal information about you from the following sources:
(i)  information we receive from you on applications or other forms; and
(ii) information about your transactions with us.
Our policies prohibit disclosure of non-public personal information about present or former individual shareholders to anyone, EXCEPT as permitted or required by law AND EXCEPT as necessary for entities providing services to us, performing functions for us or maintaining records on our behalf, to perform the applicable function.
All services provided to you are through our service providers and all records containing your non-public personal information are maintained at the service providers' places of business. These entities include our transfer agent, administrative service provider and investment adviser.
Contracts with these entities prohibit them from disclosing non-public personal information about you, require them to restrict access to the information to those employees who need to know that information, and require them to maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your non-public personal information. We restrict access to non-public personal information about you to the entities described above.

                              For More Information
                              --------------------

More Information on this fund is available free upon request, including the following:

Annual/Semiannual report
Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's Advisor discussing recent market conditions, economic trends and fund strategies that significantly affected the fund performance during the last fiscal year.

Statement of Additional Information (SAI)
Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).


Shareholders in the Fund may make inquiries to the Fund by any of the following methods:

By telephone
Call -1-888-311-KHAN

BY MAIL
   Write to:
   The Khan Funds
   714 FM 1960 West Suite 201
   Houston TX 77090

By E-Mail
    Send your request to khanfunds@aol.com

On the internet
Text only versions of the Fund documents can be viewed and Downloaded from: SEC http://www.sec.gov

SEC
Information can be reviewed and copies can be obtained by visiting the SEC's Public Reference Room in Washington, DC (For Hours of Operation Call 1-202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or E-Mail Address: publicinfo@sec.gov


                                Khan Growth Fund
                             A series of Khan Funds
                           SEC files number: 811-7829

KHAN FUNDS
STATEMENT OF ADDITIONAL INFORMATION
FOR KHAN GROWTH FUND
April 24, 2002

This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in the Prospectus for the Khan Growth Fund series (the "Fund") of Khan Funds (the "Trust"), and it should be read in conjunction with the Prospectus dated April 24, 2002. Khan Investment Inc. (the "Advisor") is the Advisor to the Fund. A copy of the Prospectus may be obtained without charge by writing the Fund C/O Mutual Shareholder Services 8869 Brecksville Rd #C Brecksville, Ohio 44141, or by calling 1-888-217-KHAN.

TABLE OF CONTENTS
                                           PAGE

   Investment Objectives and Policies..... B-1
   Securities and Investment Techniques....B-2
   Risks ..................................B-9
   Risks and returns ..................... B-9
   Investment Restrictions.. ............. B-10
   Management............................. B-11
   Trustees and Officers...................B-11
   Advisory Agreement..................... B-12
   Administration Agreement... ........... B-13
   Fund accounting and service agreement. .B-13
   Shareholder and service plan ...........B-14
   Portfolio Transactions and Brokerage... B-14
   Net Asset Value........................ B-15
   Redemptions............................ B-15
   Taxation............................... B-16
   Dividends and Distributions............ B-16
   Performance Information................ B-17
   General information ....................B-17
   Financial Statements - -- --- -- - -- - B-18

The Fund's most recent Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors (as to the Annual Report only) appearing therein are incorporated by reference into this Statement of Additional Information.

DESCRIPTION OF THE FUND

     The Fund is a Delaware business trust formed on September 17, 1996, the commencement of operations was on July 9, 1997. The Fund is an open-end management investment company, known as a mutual fund. The Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer. The Khan Investment Inc. ("Khan") serves as the Fund's investment adviser and administrator provides day-to-day management of the Fund's portfolio.

INVESTMENT OBJECTIVES AND POLICIES

Investment Objectives
The Fund's primary objective is to provide you with long-term capital growth consistent with the preservation of capital. Current income is a secondary objective. The Fund's investment objectives cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act) of the Fund's outstanding voting shares. There can be no assurance that the Fund's investment objectives will be achieved.

Management Policies
During periods which the Advisor judges to be of market strength, the Fund acts aggressively to increase shareholders' capital by investing principally in common stocks of domestic and sometime foreign issuers, including common stocks with warrants attached, and debt securities of the United States government and its agencies and instrumentalities.

Securities &  Investment Techniques

In addition to purchasing the common stock of domestic and foreign companies, the Fund may purchase the portfolio securities described below.

Warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The Fund may invest up to 2% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities.

Money Market Instruments. During normal market conditions, the Fund may invest up to 20% of the value of its net assets in debt securities of the United States and its agencies and instrumentalities, with initial maturities of more than one year. All debt securities held by the Fund will be rated investment grade at the time of purchase by an established rating agency (e.g. AAA, AA, A or BBB by Standard & Poor's Corporation, or Aaa, Aa, A or Baa by Moody's Investors Service, Inc.) or, if unrated, will be determined to be of comparable quality by the Advisor.

The Fund may invest in short-term investments to maintain liquidity for redemptions during periods when attractive investments are not available. Under normal circumstances, no more than 20% of the Fund's total assets will be retained in such investments. Short-term investments include securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term debt obligations issued by domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, domestic branches of foreign banks, domestic savings and loan associations and other banking institutions, money market funds, repurchase agreements or investment grade corporate bonds. In addition, the Fund may invest without limitation, in short-term investments for temporary defensive purposes, to preserve shareholders' capital during periods when the securities markets or economic conditions are expected to enter a period of decline.

U.S. Government Securities -Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan banks, by the right of the issuer to borrow from the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies and instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law. The Fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

When the Adviser determine that adverse market conditions exist, the Fund may adopt a temporary defensive position and invest some or all of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper.

Zero Coupon Securities - The Fund may invest in zero coupon securities issued by the U.S. Treasury on up to 5% of its net assets. Zero coupon Treasury securities are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts, or certificates representing interests in such stripped debt obligations or coupons. Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

Variable and Floating Rate Instruments - The Fund may acquire variable and floating rate instruments. Such instruments are frequently not rated by credit rating agencies; however, un-rated variable and floating rate instruments purchased by the Fund will be determined by the Advisor under guidelines established by the Board of Trustees to be of comparable quality at the time of the purchase. In making such determinations, the Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by the Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved if the issuer of the instrument defaults on its payment obligation or during periods in which the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit.

Mortgage Pass-Through Securities - Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.  Some  mortgage-related  securities (such as securities  issued by the
Government National Mortgage Association) are described as "modified pass-throughs." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of U.S. mortgage- related securities is the Government National Mortgage Association("GNMA"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Agency or guaranteed by the Veterans Administration.

Government-related guarantors include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages not insured or guaranteed by any government agency from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation created to increase the availability of mortgage credit for residential housing and owned entirely by private stockholders. FHLMC issues participation certificates which represent interests in conventional mortgages from FHLMC's national portfolio. Pass- through securities issued by FNMA and participation certificates issued by FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the United States Government.

     Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

Repurchase Agreements - Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

     Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risk in accordance with guidelines established by the Board of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Board's general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under such Code that would allow it immediately to resell the collateral.

When Issued Securities - The Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income. While when- issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when- issued securities may be more or less than the purchase price. The Advisor does not believe that a Fund's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. The Fund will establish a segregated account with Star Bank, the Fund's custodian (the "Custodian"), in which it will maintain cash or liquid assets such as U.S. Government securities or other high-grade debt obligations equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

Rule 144A Securities - The Fund may not invest in securities that at the time of purchase have legal or contractual restrictions on resale, are otherwise illiquid or do not have readily available market quotations. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, securities which are otherwise not readily marketable such as over-the-counter, (dealer traded) options, and repurchase agreements having a maturity of more than seven days. Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities; the Fund might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accord with Rule 144A promulgated by the Securities and Exchange Commission, the Advisor, pursuant to guidelines adopted by the Board of Trustees, may determine that such securities, up to a limit of 5% of a Fund's total net assets, are not illiquid notwithstanding their legal or contractual restrictions on resale.

Puts and Call Options - The Fund may buy and sell put and call options.

Purchasing Options - By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed "strike" price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts.

This Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price (i.e., by selling an option of the same series as the option purchased), if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put option buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call option buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying prices do not rise sufficiently to offset the cost of the option.

Writing Options - When the Fund writes a call option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The Fund may seek to terminate its position in a call option it writes before exercise by closing out the option in the secondary market at its current price (i.e., by buying an option of the same series as the option written). If the secondary market is not liquid for a call option the Fund has written, however, the Fund must continue to be prepared to deliver the underlying instrument in return for the strike price while the option is outstanding, regardless of price changes, and must continue to segregate assets to cover its position. The Fund will establish a segregated account with the Custodian in which it will maintain the security underlying the option written, or securities convertible into that security, or cash or liquid assets such as U.S. Government securities or other high-grade debt obligations, equal in value to commitments for options written. Writing a call generally is a profitable strategy if the price of the underlying security remains the same or falls. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in the underlying price increases.

Combined positions - The Fund may purchase and write options in combination with each other to adjust the risk and return characteristics of its overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes - Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests.

     Options prices also can diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect the security prices the same way. Imperfect correlation also may result from: differing levels of demand in the options markets and the securities markets, structural differences in how options are traded, or imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.


Liquidity of Options - There is no assurance a liquid secondary market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options positions also could be impaired.

Stock Index Options - The distinctive characteristics of options on stock indices create certain risks that are not present with stock options. Generally, because the value of an index option depends on movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on an options transaction depends on movements in the level of stock prices generally rather than movements in the price of a particular stock. Accordingly, successful use of options on a stock index will be subject to the Advisor's ability to predict correctly movements in the direction of the stock market generally. Index prices may be distorted if trading in certain stocks included in the index is interrupted. Trading of index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this were to occur, the Fund would not be able to close out positions it holds. It is the policy of the

Fund to engage in options transactions only with respect to an index which the Advisor believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

Future Contracts - The Fund may buy and sell stock index futures contracts. Such a futures contract is an agreement between two parties to buy and sell an index of securities of companies included therein for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

     No price is paid or received by the Fund upon the purchase or sale of a futures contract. When it enters into a futures contract, the Fund will be required to deposit in a segregated account with its Custodian an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments (called variation margin) to and from the broker will be made on a daily basis as the price of the underlying index fluctuates, to reflect movements in the price of the contract making the long and short positions in the futures contract more or less valuable. For example, when the Fund has purchased an index futures contract and the price of the underlying index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund has purchased an index futures contract and the price of the underlying index has declined, the position will be less valuable and the Fund will be required to make a variation margin payment to the broker.

At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is made on closing the position. Additional cash is paid by or released to the Fund, which realizes a loss or gain.

     The Fund will engage in futures transactions only as a hedge against the risk of unexpected changes in the values of securities held or intended to be held by the Fund. As a general rule, the Fund will not purchase or sell futures, if immediately thereafter, more than 25% of its net assets would be hedged. In addition, the Fund will not purchase or sell futures or related options if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets.

Risks of Future Contracts - There are several risks related to the use of futures contracts. In the event of an imperfect correlation between the index and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. The loss from investing in futures transactions is potentially unlimited. Further, unanticipated changes in stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures on stock indexes.

     In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

     Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

Short Sales - If the Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund.

     The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly.

     The extent to which the Fund may enter into short sales transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company.

Certain  Fundamental  Policies  - The Fund may (i)  borrow  money to the  extent permitted  under the  Investment  Company Act of 1940,  which  currently  limits borrowing to no more than 33-1/3% of the value of the Fund's total assets however the Fund has placed a limit of 15% on any borrowing; (ii) invest up to 5% of its total assets in the obligations of any issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitation and the Fund may invest in securities issued or guaranteed by the U.S. Government, without its regard to any such limitation; and (iii) invest up to 25% of its total assets in the securities of issuers in a single industry, provided that, there shall be no such limitation on investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This paragraph describes fundamental policies that cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act) of the Fund's outstanding voting shares. See "Investment Objectives and
Policies-Investment Restrictions" in the Fund's Statement of Additional Information for additional fundamental policies.

Certain Additional Non-Fundamental Policies - The Fund may (i) purchase securities of any company having less than three years' continuous operation (including operations of any predecessor companies) if such purchase does not cause the value of its investments in all such companies to exceed 5% of the value of its total assets; and (ii) pledge, hypothecate, mortgage or otherwise encumber its assets, but only to secure permitted borrowings. This paragraph describes non-fundamental policies that can be changed by the board of trustees without shareholder approval. See "Investment Objectives and Policies-Investment Restrictions" in the Fund's Statement of Additional Information for additional non-fundamental policies.

Foreign Currency Transactions. Foreign currency transactions may be entered into for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; or to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated. Foreign currency transactions may involve, for example, the Fund's purchase of short positions in foreign currencies, which would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive in the exchange. The Fund's success in these transactions will depend principally on Khan's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

Lending Portfolio Securities. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

RISKS

Investing in Debt Securities - Debt obligations with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt obligations usually vary depending upon available yields. An increase in interest rates will generally reduce the value of such portfolio investments, and a decline in interest rates will generally increase the value of such portfolio investments. The return on such investments also depends on the continuing ability of the issuers of the debt securities in which the Fund invests to meet their obligations for the payment of interest and principal when due.

Mortgage-Backed Securities - Mortgage-backed securities are often subject to more rapid repayment than their stated maturity dates would indicate as a result of the pass-throughs or prepayments of principal on the underlying loans, which may increase the volatility of such investments relative to similarly rated debt securities. During periods of declining interest rates, prepayment of loans underlying mortgage-backed securities can be expected to accelerate and thus impair the Fund's ability to reinvest the returns of principal at comparable yields. During periods of rising interest rates, reduced prepayment rates may extend the average life of mortgage-backed securities and increase the Fund's exposure to rising interest rates.

Other Investment Considerations - The Fund's net asset value per share is not fixed, and should be expected to fluctuate.

The Fund invests for long-term growth rather than short-term profits; however, a limited amount of short-term trading can be expected in order to maintain a flexible portfolio strategy. In addition, the possible need to realize cash for redemption of Fund shares may make it necessary to sell securities even though such sales would not otherwise be desirable from an investment standpoint. Consequently, portfolio turnover may vary from year to year, as well as within a year. Higher portfolio turnover rates are likely to result in comparatively greater brokerage commissions than lower turnover rates. Moreover, when extraordinary market conditions prevail, the Advisor's investment strategy may shift rapidly, in which case higher turnover rates can be expected. The amount of portfolio activity will not be a limiting factor when making portfolio decisions. Under normal market conditions, the Fund's portfolio turnover rate generally will be less than 100%. See "Portfolio Transactions" in the Statement of Additional Information.

Investment decisions for the Fund are made independently from those of any other accounts advised by the Advisor. However, if such other accounts are prepared to invest in, or desire to dispose of, securities of the type in which the Fund invests at the same time as the Fund, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund. The Fund is newly organized and has a limited operating history.

RISKS AND RETURNS

Historically, stocks have shown greater growth than other types of securities. In the short term, however, stock prices may fluctuate widely in response to company, market or economic news. In addition the stock prices of small companies often are more volatile than the stock prices of larger companies. The

Fund will seek to limit risk by selecting companies with experienced management, positive cash flows and sustainable growth prospects and diversifying its holdings, to avoid concentration in any one stock or industry.

Similarly, the values of the debt securities held by the Fund change as interest rates fluctuate, with longer-term securities fluctuating more widely in response to changes in interest rates than those of shorter-term securities. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value. The interest rate on a debt obligation depends on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, the maturity of the obligation, and economic and other matters affecting the issuer.

The value of the Fund's investment and the return it generates vary from day to day. Performance depends upon on the Advisor's skill in selecting individual stocks, as well as general market and economic conditions. When you sell your shares, they may be worth more or less than what you paid for them.

INVESTMENT RESTRICTIONS

     The Fund has adopted the following investment policies and restrictions in addition to the policies and restrictions discussed in the Prospectus.

Fundamental Policies - The fundamental policies and restrictions listed below cannot be changed without approval by the holders of a "majority of the outstanding voting securities" of the Fund (which is defined in the Investment Company Act of 1940 (the "Investment Company Act") to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. As a matter of fundamental policy, the Fund is diversified: i.e., at least 75% of the value of its total assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other investment companies, and other securities limited for the purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer.

     In addition, the Fund may not:

     1. Issue senior securities, borrow money, or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of Fund transactions in amounts not exceeding 15% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

     2. Make short sales of securities or maintain a short position, except for short sales against the box;

     3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of Fund transactions;

     4. Act as underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio;

     5. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that the Fund reserves the right to invest all of its assets in shares of another investment company;

     6. Purchase or sell real estate or interests in real estate or real estate partnerships (although the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate, and securities issued by real estate investment trusts);

     7. Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell stock index futures contracts as described in the Prospectus and in this Statement of Additional Information and to this extent permitted under applicable federal and state laws and regulations;

     8. Make loans, except for the purchase of debt securities consistent with the investment objectives and policies of the Fund and except for repurchase agreements;

     9. Make investments for the purpose of exercising control or management;

     10. Invest in oil and gas limited partnerships or oil, gas or mineral leases.

Operating Policies - The Fund observes the following restrictions as a matter of operating, but not fundamental, policy, which can be changed by the Board of Trustees without shareholder approval.

     The Fund may not:

     1. Purchase any security if as a result the Fund would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class).

     2. Invest more than 10% of its assets in real estate investment trusts;

     3. Invest in illiquid securities.

     4. Invest in any security if, as a result, the Fund would have more than 5% of its total assets invested in securities of companies which, together with any predecessor company, have been in continuous operation for fewer than three years ("unseasoned securities");

     5. Purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law.

MANAGEMENT

     The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including its agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives and policies and to general supervision by the Board of Trustees.

Trustees and Officers - The trustees and officers of the Trust, and their business addresses and principal occupations during the past five years are:

Sardar A. D. Khan* MD
14022 Champions Hamlet Ct., Houston Texas 77090
Age 58
Trustee and president
1.  Practicing Physician in Gastroenterology since 1980
2.  President, Caring Physicians  Network Inc.
3.  Advisor with Khan Growth Fund since July 1997.

Shahwar D. Khan*
14022 Champions Hamlet Ct., Houston Texas 77069
Age 51
Trustee

Shehzad D. Khan*
14022 Champions Hamlet Ct., Houston, Texas 77069
Age 27
Ex-Trustee
1.  Graduated from Trinity University San Antonio TX
    1992 - 1996
2.  Broker, Olde Discount Corp. Since 1996

Edward Shubert, MD
17115 Red Oak Dr. Houston TX 77090
Age 58
Trustee
Practicing Physician Ophthalmology

Charles E. Moore
2504 Sand Shores Drive Conroe, TX 77304
Age 64
Trustee
General Sales Manager, Landmark Chevrolet Houston,TX

Faisal D. Khan*
14022 Champions Hamlet Ct. Houston, TX 77069
Age 24
Trustee/Secretary
1.  Graduated From Trinity University in San Antonio, TX
2.  Security Analyst with Khan Funds Since January of 1997

*Denotes "interested person" of the as defined in the Investment Company Act. Sardar D. Khan and Shahwar D. Khan are married, and Shehzad D. Khan and Faisal D. Khan are their sons.



(Unaudited)
The following is a complete listing of all officers and directors of Khan Funds. It includes background and biography information for the benefit of the shareholders Of the Fund.
================================================================================
                             Term of
                            Office And    Principal       Number       Other
Name,           Position(s) Length of     Occupation        Of     Directorships
Address         Held with     Time        Past Five      Portfolios   Held by
And Age           Fund       Served         Years        Overseen     Director
-------           ----       ------         -----        --------     --------
S.D. Khan MD*    Trustee,   Since       President and
Birth Year       President  September   Controlling
1943             of the     1st of 1996 Shareholder          1            1
14022 Champions  Trust                  of Khan Funds.                Director
Hamlet           Chairman of            President and                 of Caring
Houston, Tx      the Board              shareholder of                Physicians
                 of Trustees            Khan Investment,              Network
                                        the investment
                                        advisor for the
                                        Fund. He is also
                                        a Practicing
                                        physician and CEO
                                        of Caring Physicians
                                        Network, a Houston
                                        PPO
--------------------------------------------------------------------------------
Shahwar Khan*    Trustee    Since       Analyst with
Birth Year 1949             September   Khan Investment      1            0
14022 Champions             1st of 1996
Hamlet
Houston, Tx
--------------------------------------------------------------------------------
Faisal D Khan*              Secretary   Vice President
Birth Year 1976  Trustee,   Since       of Khan Investment,  1            1
14022 Champions  Secretary  September   the advisor to                Director
Hamlet                      18th of     Khan Funds, CFO               of Caring
Houston, Tx                 1998 and    of Caring Physicians          Physicians
                            Trustee     Network, a Houston            Network
                            Since May   PPO
                            17th of
                            2000
--------------------------------------------------------------------------------
Charles Moore               Since       General Manager at
Birth Year 1935  Trustee    September   Landmark Chevrolet   1            0
2504 Sand Shore             1st of 1996 in Houston, Texas
Conroe, Tx 77304
--------------------------------------------------------------------------------
Edward                      Since April Private Physician
Shubert MD**     Trustee    23rd of     Practice in          1            0
Birth Year 1942             1999        Ophthalmology
17115 Red Oak 21
Houston, Tx 77090
================================================================================


* "Interested" Trustee as that term is defined by the 1940 Act, because of his positions with and financial interest in Khan Funds and Khan Investment.
** "Interested" Trustee as that term is defined in the 1940 Act, because he has a shareholder interest in the Khan Growth Fund.

                                            Aggregate Dollar Range of Equity
                    Dollar Range of      Securities in All Registered Investment
                  Equity Securities in  Companies Overseen by Director in Family
Name of Director       the Fund                of Investment Companies
----------------       --------                -----------------------

S.D. Khan MD*       Over $100,000                   Over $100,000


Shahwar Khan*       Over $100,000                   Over $100,000


Faisal D Khan*    $10,001 - $50,000              $10,001 - $50,000


Charles Moore            None                           None


Edward              Over $100,000                   Over $100,000
Shubert MD**



*    "Interested"  Trustee as that term is  defined by the 1940 Act,  because of
     his  positions  with  and  financial   interest  in  Khan  Funds  and  Khan
     Investment.

** "Interested" Trustee as that term is defined in the 1940 Act, because he has a shareholder interest in the Khan Growth Fund.





                  Name of
                  Owners and
Name of           Relationships              Title of   Value of     Percent of
Director          to Director      Company   Class      Securities   Class
--------          -----------      -------   -----      ----------   -----
Charles Moore        None            None

Edward Shubert MD    None            None


The Trust will pay a fee of $200 per meeting to the Trustees who are not "interested persons" of the Fund, as that term is defined in the Investment Company Act. These Trustees also receive a fee of $200 for any committee meetings held on dates other than scheduled Board meeting dates, and are reimbursed for any expenses incurred in attending Board or committee meetings.

The following table sets forth the estimated aggregate compensation which will be paid by the Trust for its fiscal year of operation to the Trustees who are not affiliated with the Advisor. There are no other funds in the "Trust complex" (as defined in Schedule 14A under the Securities Act of 1934).

                           Pension or                    Total
                           Retirement                    Compensation
                           Benefits                      From Fund and
          Aggregate        Accrued as     Compensation   Fund Complex
          Compensation     Part of Fund   Paid           Paid to
Name      from the Fund    Expenses       Last Year      Directors
----      -------------    --------       ---------      ---------
Sardar        None           None           None           None
D. Khan

Shahwar       None           None           None           None
D. Khan

Faisal        None           None           None           None
D. Khan

Charles       None           None           None           None
E. Moore

Edward        None           None           None           None
Shubert

Item  14

a.          Control Persons (As of 12/31/01)
Name           Address               Shares     %        Amount
Sardar D. 14022 Champions Hamlet  406,458.587  49.61%  1,129,954.87
Khan      Houston, TX 77069
AND
Shahwar D 14022 Champions Hamlet
Khan      Houston, TX 77069


Faisal D  14022 Champions Hamlet   15,343.37   1.87%    42,654.57
Khan

Shehzad D 14022 Champions Hamlet    3,696.013   .41%    10,274.92
Khan

b. Principal Persons

Edward    17115 Red Oak Dr. #121   65,853.22   8.04%   183,071.96
Shubert   Houston, TX 77090


Robert    17070 Red Oak Dr. #505    47274.695  5.77%   131,423.65
Kaminsky  Houston, Tx 77090

Woodrow   15215 Marlebone          76,278.128  9.3%    212,053.19
Janese    Houston, Tx 77069

ADVISORY AGREEMENT

     Subject to the supervision of the Board of Trustees, investment management and services are provided to the Fund by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor provides a continuous investment program for the Fund and makes decisions and places orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator;
(v) legal and audit expenses; (vi) fees and expenses of the Custodian and any shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Fund and its shares under federal and state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy materials to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify the Trust's officers and trustees; and (xii) amortization of organization costs.

     Under the Advisory Agreement, the Advisor and its officers, directors, agents, employees, controlling persons, shareholders and other affiliates will not be liable to the Fund for any error of judgment by the Advisor or any loss sustained by the Fund, except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services, (in which case any award or damages will be limited as provided in the Investment Company Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. In addition, the Fund will indemnify the Advisor and such other persons from any such liability to the extent permitted by applicable law.

     The Advisory Agreement with respect to the Fund will remain in effect for two years from its execution. Thereafter, if not terminated, it will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Trustees who are not parties to the Agreement or "interested persons" of the Fund as defined in the Investment Company Act, cast in person at a meeting called for the purpose of voting on such approval, or (ii) by vote of a majority of the outstanding voting securities of the Fund.

     The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Fund. The Advisory Agreement terminates automatically upon its assignment (as defined in the Investment Company Act).

     Personnel of the Advisor may invest in securities for their own accounts pursuant to a Code of Ethics that sets forth all employees' fiduciary responsibilities regarding the Fund, establishes procedures for personal investing, and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by the Fund and on short-term trading having been adopted.

Advisor is Texas based  Corporation  (Khan Investment Inc.) controlled by Sardar
D. Khan, Mrs. Shahwar D. Khan and their son Faisal D. Khan.

Under the terms of the Advisory Agreement, the Fund will pay the Advisor an annual fee, payable monthly, equal to 0.75% of the average daily net assets of the Fund. For its services Advisor was paid $12,919 in 1998, $25,518 in 1999, $35,985 in 2000 and $20,439 in 2001.

ADMINISTRATION AGREEMENT

     Khan Investment Inc. serves as administrator for the Funds("Administrator"), subject to the overall supervision of the Trustees, pursuant to an Administration Agreement executed between the Fund and the Administrator. Under the terms of the Administration Agreement, the Administrator is responsible for providing such services as the Trustees may reasonably request, including but not limited to (i) maintaining the Fund's books and records (other than financial or accounting books and records maintained by any custodian, transfer agent or accounting services agent); (ii) overseeing the Fund's insurance relationships; (iii) preparing for the Fund (or assisting counsel and/or auditors in the preparation of) all required tax returns, proxy statements and reports to the Fund's shareholders and trustees and reports to and other filings with the Securities and Exchange Commission and any other governmental agency; (iv) preparing such applications and reports as may be necessary to register or maintain the Fund's registration and/or the registration of the shares of the Fund under the blue sky laws of the various states; (v) responding to all inquiries or other communications of shareholders;
(vi) overseeing all relationships between the Fund's other service providers, such as the Fund's Custodian; and (vii) authorizing and directing any of the Administrator's directors, officers and employees who may be elected as trustees or officers of the Trust to serve in the capacities in which they are elected.

     Under the terms of the Administration Agreement, the Fund will pay the Administrator an annual fee, payable monthly, equal to 0.25% of the average daily net assets of the Fund.

Administrator is Texas based Corporation (Khan Investment Inc.) controlled by Sardar D. Khan, Mrs. Shahwar D. Khan and their son Faisal D. Khan.

Under the terms of the Administration Agreement, the Fund will pay the Administrator an annual fee, payable monthly, equal to 0.25% of the average daily net assets of the Fund. For its services Advisor was paid $4,306 in 1998, $8,506 in 1999, $12,261 in 2000 and $7,277 in 2001.

FUND ACCOUNTING SERVICE AGREEMENT

     Mutual Shareholder Services (MSS) provides fund accounting services to the Fund pursuant to a Fund Accounting Service Agreement with the Fund. Under the Accounting Service Agreement, MSS calculates the Fund's daily net asset value, maintains the Fund's accounting books and records, and provides information used in preparing tax returns, proxy statements and reports to the Fund's shareholders and trustees, and reports to the Securities and Exchange Commission and other governmental agencies. MSS took Over for American Data Services in August of 2001. MSS' fees range from $500 to $1,000 per month, depending on the level of the Fund's assets, plus reimbursement of MSS' expenses. ADS was paid for Fund accounting $20,584 in 1998, $15,002 in 1999, $23,023 in 2000 and
$11,542.46 in 2001. MSS was paid $2,693.97 for Fund accounting in 2001. MSS also performs Transfer agent functions for the Khan Growth Fund



SHAREHOLDER SERVICE PLAN

     Pursuant to the Shareholder Service Plan, the Fund will pay for expenses incurred in connection with non-distribution shareholder services provided by securities broker-dealers, retirement plan sponsors and administrators, and other securities professionals ("Service Organizations") with respect to shares of the Fund, and to the beneficial owners of such shares, for the provision of support services to their clients who are beneficial owners of shares ("Clients").

     Support services provided pursuant to the Shareholder  Service Plan include
(a) establishing and maintaining accounts and records relating to Clients who invest in shares; (b) aggregating and processing purchase, exchange and redemption requests for shares from Clients and placing net purchase and redemption orders with respect to such shares; (c) investing, or causing to be invested, the assets of Clients' accounts in shares pursuant to specific or pre-authorized instructions; (d) processing dividend and distribution payments from the Fund on behalf of Clients; (e) providing information periodically to Clients showing their positions in shares; (f) arranging for bank wires; (g) responding to Client inquiries relating to the services performed by Service Organizations; (h) providing sub-accounting services with respect to shares beneficially owned by Clients or the information to the Trust necessary for sub-accounting services; (i) preparing any necessary tax reports or forms on behalf of Clients; (j) if required by law, forwarding shareholder communications from the Fund to Clients; and (k) assisting Clients in changing dividend options, account designations and addresses.

The Shareholder Service Plan continues in effect from year to year, provided that each such continuance is approved at least annually, by a vote of the Board of Trustees, including a majority of the Trustees who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be amended at any time by the Board of Trustees, provided that any material amendments of the terms of the Plan will become effective only upon the approval by a majority of the Board and a majority of the Independent Trustees pursuant to a vote cast in person at a meeting called for the purpose of voting on the Plan. No fees were paid out under the shareholder service plan over the last three years.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     In all purchases and sales of securities for the Fund, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute portfolio transactions, subject to the instructions of and review by the Trust's Board of Trustees.

     Purchases of portfolio securities may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions are effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own accounts. Purchases from underwriters include a commission paid by the issuer to the underwriter and purchases from dealers include the spread between the bid and the asked price.

     Investment decisions for the Fund are made independently from those of other client accounts of the Advisor. Nevertheless, it is possible that at times the same securities will be acceptable for the Fund and for one or more of such other client accounts. To the extent any of these client accounts and the Fund seek to acquire the same security at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, to the extent any such client accounts and the Fund seek to sell the same security at the same time, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security as would otherwise be the case. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Advisor. In some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, the Advisor believes that the ability of the Fund to participate in volume transactions may produce better executions for the Fund. The Fund does not effect securities transactions through broker-dealers in accordance with any formula, nor does it effect securities transactions through such broker-dealers solely for selling shares of the Fund. However, as stated above, broker-dealers who execute transactions for the Fund may from time to time effect purchases of shares of the Fund for their customers.

Since the date of inception (July 9, 1997) till December 1997 Fund paid 1,382.88, for fiscal year 1998 the Fund paid 2,297.21. For the fiscal year 1999 the Fund paid $3177.50 to ADS Distributors and Dreyfus Brokerage for brokerage fees. For the fiscal year 2000, the Fund paid $10,250 to Dreyfus Brokerage for brokerage fees. For the fiscal year 2001, the Fund paid $ 4,525 to Dreyfus Brokerage for brokerage Fees.

NET ASSET VALUE

     The net asset value of the Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m. Eastern time, each business day. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. 's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

     Options and futures contracts which are traded on exchanges are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. However, if an exchange closes later than the New York Stock Exchange, the options or futures traded on it are valued based on the sales price, or the mean between bid and asked prices, as the case may be, as of the close of the Exchange.

     Trading in securities in foreign securities markets is normally completed well before the close of the Exchange. In addition, foreign securities trading may not take place on all days on which the Exchange is open for trading, and may occur in certain foreign markets on days on the Fund's net asset value is not calculated. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange will not be reflected in the calculation of net asset value unless the Board of Trustees determines that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities expressed in foreign currencies are translated, in determining net asset value, into U.S. dollars based on the spot exchange rates at 1:00 p.m., Eastern time, or at such other rates as the Advisor may determine to be appropriate.

     The Fund may use a pricing service approved by the Board of Trustees. Prices provided by such a service represent evaluations of the mean between current bid and asked prices, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data. Such services also may use electronic data processing techniques and/or a matrix system to determine valuations.

     Securities and other assets for which market quotations are not readily available, or for which the Board of Trustees or its designate determines the foregoing methods do not accurately reflect current market value, are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Such valuations and procedures, as well as any pricing services, are reviewed periodically by the Board of Trustees.

REDEMPTIONS

     The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in readily marketable securities with a current market value equal to the redemption price. Although the Fund does not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

TAXATION

     The Fund intends to remain qualified for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code (the "Code"). In each taxable year that the Fund qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

     In order to qualify for treatment as an RIC, the Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) less than 30% of the Fund's gross income each taxable year may be derived from the sale or other disposition of securities held for less than three months; (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

     The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

     Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders may be able to claim U.S. foreign tax credits with respect to such taxes subject to provisions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held by the Fund. If more than 50% in value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by non-corporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or foreign corporation may be subject to U.S.

withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to its shareholders the amount per share of such withholding taxes.

DIVIDENDS AND DISTRIBUTIONS

     Dividends from the Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

     The Fund is required to withhold 31% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. The Fund also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

PERFORMANCE INFORMATION

TOTAL RETURN

     Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

P(1 + T)^n = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     The time periods used in advertising will be updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions. Any performance information used in advertising and sales literature will include information based on this formula for the most recent one, five and ten year periods, or for the life of the Fund, if less.

OTHER PERFORMANCE INFORMATION

     Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA or Morningstar. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, the Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

GENERAL INFORMATION

CAPITALIZATION

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees has currently authorized only one series of shares, the Khan Growth Fund. The Board of Trustees may establish additional funds, with different investment objectives and policies, and additional classes of shares, at any time in the future.

Expenses incurred by the Trust in connection with its organization are reimbursed to the Advisor and amortized on a straight line basis over a period of five years. Expenses incurred in the organization of subsequent offered series of the Trust will be charged to those series and will be amortized on the same basis.

REGISTRATION STATEMENT

     The Registration Statement of the Trust, including the Fund's Prospectus, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C. Statements contained in the Fund's Prospectus or the Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

OTHER INFORMATION

     As used in the Prospectus and in this Statement of Additional Information, the term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting of the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

The Trust will dispense with annual meetings of shareholders in any year in which it is not required to elect Trustees under the Investment Company Act. However, the Trust undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act.

Code of Ethics

     The Fund and the Advisor have adopted a strict Code of Ethics that limits Fund trustees and officers and Advisor directors, officers, investment personnel and other employees in investing in securities for their own accounts. The Code complies in all material respects with the Investment Company Act of 1940, Persons subject to the Code may purchase and sell securities for their own account. On the other hand, the Code prohibits trading when the Fund is or is contemplating trading, purchasing in private placements, or initial public offerings without prior approval, taking short-term trading profits, and engaging in other related activities which may be adverse to the interests of the Fund. The Code also requires quarterly and annual reporting of transactions so that personal trading activity may be monitored. The Code is available upon request by calling 1-888-311-KHAN or by writing: Khan Funds 714 FM 1960 West #201 Houston Texas 77090.


Independent Auditors

Tait, Weller & Baker 8 Penn Center Suite 800 Philadelphia PA 19103 has been selected as independent auditors of the Fund.

Item 22

Financial Statements

Registrant's Statement of Assets as of December 31, 2001 and Related Notes and Independent Auditor's Report, are included in Annual audited report which is incorporated herein by reference.

PART C
OTHER INFORMATION
Item 23. Exhibits
(a.1)   Certificate of Trust (*)
(a.2)   Declaration of Trust (*)
(b.)    By-Laws (*)
(c.)    Not Applicable
(d)     Form of Investment Advisory Agreement**
(e)     Not Applicable
(f)     Not Applicable
(g)     Custody Agreement**
(h.1)   Form of Administration Agreement (*)
(h.2)   Form of Fund Accounting Service Agreement**
(h.3)   Form of Transfer Agency and Service Agreement**
(h.4)   Miscellaneous shareholders Plan**
(i.)    Opinion and Consent of Current Counsel
(j)     Consent of Current Independent Accountants
(k)     Annual Audited Financial Statements***
(l.1)   Investment Letters of Initial Investors**
(m)     Not Applicable
(n)     Financial Data Schedule
(o)     Not applicable
(P)     Code of Ethics****

* Filed as an Exhibit to the Registration Statement on September 25, 1996 and incorporated herein by reference.

** Filed as an Exhibit to the Registration Statement on June 26, 1997 and incorporated herein by reference.

*** Filed as an Exhibit to the 2001 Audited Annual Report filed on February 25, 2002 and incorporated herein by reference.

**** Filed as an Exhibit to the Registration Statement on April 24, 2000 and incorporated herein by reference.




Item 24  Persons Controlled by or under Common Control with
Registrant

Faisal D. Khan and Shehzad D. Khan, sons of Sardar D. Khan and Mrs. Shahwar D. Khan, own Caring Physicians Network Inc., a preferred provider organization of which Sardar D. Khan is the President. In addition, Sardar D. Khan owns S.D. Khan M.D., P.A., a professional medical Corp. The company may be deemed to be under common control with Registrant.

Item 25 Indemnification

Article VII, Section 2 of Registrant's  Declaration of Trust,  filed herewith as
Exhibit 1, and Article VI of Registrant By- Laws, filed herewith as Exhibit 2, provide for the indemnification of Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26 Business and Other Connections of Investment Adviser

Sardar D. Khan, the President and controlling shareholder of Khan Investment Inc., is a practicing physician and president of Caring Physician Network Inc., a Texas based preferred provider organization. Sardar D Khan and Mrs. Shahwar D. Khan are shareholders in Pakistani Corporation (Trans Chemical Ltd.). Company is in litigation with China National Machinery Import Corp. and New orient International Honk Kong, China.

Item 27  Principal Underwriters

Not Applicable

Item 28 Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated There under are in the possession of Registrant and Registrant's Administrator and Custodian, as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-l(b) are maintained by the Registrant at 714 F.M. 1960 West, Suite 201, Houston, Texas 77090; the documents required to be maintained by paragraph (4) of Rule 31a-l(b) are maintained by the Administrator at 714 F.M. 1960 West, Suite 201, Houston, Texas 77090; and all other records are maintained by the Custodian at 425 Walnut Street, Cincinnati, Ohio 45202 and the Fund Accounting Agent at 8868 Brecksville Rd #C in Brecksville, Ohio 44141.

Item 29 Management Services

Not applicable

Item 30 Undertakings

The Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a Trustee and to assist in communications with other shareholders as required by
Section 16(c) of the Investment Company Act of 1940.

The Registrant hereby undertakes, in the event the information required by Item 5A of Form N-1A is contained in an annual report to shareholders, to furnish a copy of such latest report to shareholders to each person to whom a prospectus is delivered, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Houston, and state of Texas on the 29th day of April, 2002.

KHAN FUNDS


By /S/ S.A.D. KHAN
  -----------------
   Sardar A. D. Khan, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the following dates.

/S/ S.A.D. KHAN
---------------
Sardar A. D. Khan, Trustee and Principal      April 29, 2002
Executive Officer

/S/ FAISAL D. KHAN
------------------
Faisal D. Khan, Trustee                       April 29, 2002

/S/SHAHWAR D. KHAN
------------------
Shahwar D. Khan, Trustee                      April 29, 2002

*CHARLES E. MOORE
------------------                            April 29, 2002
Charles E. Moore, Trustee

*EDWARD SHUBERT
---------------                               April 29, 2002
 Edward Shubert, Trustee

*By /S/S.A.D. KHAN
   ----------------
Sardar A.D. Khan
Attorney-in-Fact